EQUITY - Transactions with Non-controlling Interests (Details) R$ in Millions, $ in Millions					12 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 30, 2022	Jun. 03, 2021 USD ($)	Apr. 01, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 01, 2018 BRL (R$)
Disclosure of subsidiaries [line items]
Equity					$ 55,590	$ 51,344			$ 40,237	$ 40,483
Put option with ISP
Disclosure of subsidiaries [line items]
Equity			$ 119		$ 122
Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)			50.00%		50.00%
Sonasid
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)					67.57%	67.57%
Proportion of ownership interest in subsidiary (in percent)					32.43%
Sonasid | Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)			64.86%		64.86%
AMSF
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)		2.90%
Multiple applied to ArcelorMittal Brazil Longs Business EBITDA in share price calculation				6
Identifiable assets acquired (liabilities assumed) | R$											R$ (6,200)
Percentage applied to net debt in share price calculation				15.00%							15.00%
Consideration Payable, Acquisition-Date Fair Value				$ 328
Exercise price, put option					$ 179			R$ 1,000
AMSF | Forecast
Disclosure of subsidiaries [line items]
Exercise price, put option							$ 179
ArcelorMittal Texas HBI
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)	20.00%
Identifiable assets acquired (liabilities assumed)	$ 1,131
Proportion of ownership interest in subsidiary (in percent)	80.00%
Contingent liabilities recognised in business combination	$ 177				$ 181
ArcelorMittal Texas HBI | First opportunity
Disclosure of subsidiaries [line items]
Exercise term, put option	20.00%
ArcelorMittal Texas HBI | Second opportunity
Disclosure of subsidiaries [line items]
Exercise term, put option	10.00%
ArcelorMittal Texas HBI | Third opportunity
Disclosure of subsidiaries [line items]
Exercise term, put option	6.66%